COLUMBIA FUNDS SERIES TRUST I

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

(the “Funds”)

Supplement dated August 11, 2010 to the

Statement of Additional Information dated October 1, 2009, as supplemented

The section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services” is revised as follows:

1.	All references to Laura A. Ostrander and Scott Schroepfer as Portfolio Managers of the Funds are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund(s)
Brian Lavin	High Yield Opportunity Fund Strategic Income Fund

Nicholas Pifer	International Bond Fund

Jennifer Ponce de Leon	High Yield Opportunity Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Brian Lavin	High Yield Opportunity Fund Strategic Income Fund

JPMorgan Global High Yield Index

(High Yield Opportunity Fund)

Credit Suisse High Yield Index

(High Yield Opportunity Fund)

Barclays Capital Government/Credit Bond Index (Strategic Income Fund)

Blended Benchmark*

(Strategic Income Fund)

Lipper High Current Yield Funds Classification (High Yield Opportunity Fund) Lipper Multi-Sector Income Funds Classification (Strategic Income Fund)

Nicholas Pifer	International Bond Fund	Citigroup Non-U.S. World Government Bond Index- Unhedged	Lipper International Income Funds Classification

Jennifer Ponce de Leon	High Yield Opportunity Fund	JPMorgan Global High Yield Index Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

*	A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index — Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian Lavin(a)(d)	2	$2.92 billion	1	$9.56 million	4	$766.77million
Brian Lavin(b)(d)	2	$2.92 billion	1	$9.56 million	4	$766.77million
Nicholas Pifer(c)(e)	5	$5.05 billion	4	$113.33 million	17	$4.62 billion
Jennifer Ponce de Leon(a)(d)	4	$5.49 billion	1	$9.56 million	28	$4.89 billion

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than High Yield Opportunity Fund.

(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Strategic Income Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than International Bond Fund.
(d)	Account information provided as of April 30, 2010.
(e)	Account information provided as of May 31, 2010. Other accounts also include personal accounts as of June 30, 2010.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian Lavin(a)(d)	0	$0	0	$0	0	$0
Brian Lavin(b)(d)	0	$0	0	$0	0	$0
Nicholas Pifer(c)(e)	0	$0	0	$0	0	$0
Jennifer Ponce de Leon(a)(d)	0	$0	0	$0	0	$0

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than High Yield Opportunity Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Strategic Income Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than International Bond Fund.
(d)	Account information provided as of April 30, 2010.
(e)	Account information provided as of May 31, 2010.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of May 31, 2009”:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Brian Lavin(a)	High Yield Opportunity Fund Strategic Income Fund	None

Nicholas Pifer(b)	International Bond Fund	None

Jennifer Ponce de Leon(a)	High Yield Opportunity Fund	None

(a)	Account information provided as of April 30, 2010.
(b )	Account information provided as of May 31, 2010.

Shareholders should retain this Supplement for future reference.

C-1041-1 A (8/10)

COLUMBIA FUNDS SERIES TRUST I

Columbia Balanced Fund

(the “Fund”)

Supplement dated August 11, 2010 to the

Statement of Additional Information dated January 1, 2010, as supplemented

The section entitled “Investment Advisory and Other Services – The Advisor and Investment Advisory Services” is revised as follows:

1.	All references to Scott Schroepfer as Portfolio Manager of the Fund are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund(s)
Brian Lavin	Balanced Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Brian Lavin	Balanced Fund	S&P 500® Index Barclays Capital Aggregate Bond Index Blended Benchmark*	Lipper Mixed-Asset Target Allocation Growth Funds Classification

*	A custom composite, established by the Advisor, consisting of a 60% weighting of the S&P 500 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index.

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian Lavin*(a)	2	$2.92 billion	1	$9.56 million	4	$766.77 million

*	Account information is provided as of April 30, 2010.
(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Balanced Fund.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Brian Lavin*(a)	0	$0	0	$0	0	$0

*	Account information is provided as of April 30, 2010.
(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than the Balanced Fund.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of August 31, 2009”:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
Brian Lavin*	Columbia Balanced Fund	None

*	Account information is provided as of April 30, 2010.

Shareholders should retain this Supplement for future reference.

C-1386-1 A (8/10)